TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Open accounts	[1]	$ 5,758	$ 4,684
Less-allowance for credit losses		(1,162)	(904)
Trade receivables, net		$ 4,596	$ 3,780

[1]	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.